Financial risk management	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Financial risk management

12	Financial risk management

Financial risk factors

The Company’s activities expose it to a variety of financial risks: a) market risk (including currency risk, interest rate risk and commodities risk); b) credit risk; and c) liquidity risk.

A significant portion of the products sold by the Company are commodities, with prices pegged to international indices and denominated in USD. Part of the production costs, however, is denominated in BRL and Peruvian Soles (“PEN”), and therefore, there is a mismatch of currencies between revenues and costs. Additionally, the Company has debts linked to different indices and currencies, which may impact its cash flows.

In order to mitigate the potential adverse effects of each financial risk factor, the Company follows a Financial Risk Management Policy that establishes governance and guidelines for the financial risk management process, as well as metrics for measurement and monitoring. This policy establishes guidelines and rules for: (i) Commodities Exposure Management, (ii) Foreign Exchange Exposure Management, (iii) Interest Rate Exposure Management, (iv) Issuers and Counterparties Risk Management, and (v) Liquidity and Financial Indebtedness Management. All strategies and proposals must comply with the Financial Risk Management Policy guidelines and rules, be presented to and discussed with the Finance Committee of the Board of Directors, and, when applicable, submitted for the approval of the Board of Directors, under the governance structure described in such Policy.

(a)	Market risk

The purpose of the market risk management process and all related actions are intended to protect the Company’s cash flows against adverse events, such as changes in foreign exchange rates, interest rates and commodity prices, to maintain the ability to pay financial obligations, and to comply with liquidity and indebtedness levels defined by management.

(i)	Sensitivity analysis

Presented below is a sensitivity analysis of the main risk factors that affect the pricing of the outstanding financial instruments related to cash and cash equivalents, financial investments, loans and financings, and other financial instruments. The main sensitivities are the exposure to changes in the USD exchange rate, the Interbank Deposit Certificate (“CDI”) interest rates, the National Broad Consumer Price Index (“IPCA”) and the commodity prices. The scenarios for these factors are prepared using market sources and other relevant sources, in compliance with the Company's policies. The scenarios on December 31, 2023 are described below:

•	Scenario I: considers a change in the market forward yield curves and quotations as of December 31, 2023, according to the base scenario defined by the Company for March 31, 2024.
•	Scenario II: considers a change of + or -25% in the market forward yield curves as of December 31, 2023.
•	Scenario III considers a change of + or -50% in the market forward yield curves as of December 31, 2023.

			Impacts on income statement						Impacts on statement of comprehensive income
			Scenarios II and III						Scenarios II and III
Risk factor	Quotation at December 31, 2023	Amount	Changes from 2023	Scenario I	-25%	-50%	+25%	+50%	Scenario I	-25%	-50%	+25%	+50%
Cash and cash equivalents and financial investments
Foreign exchange rates
BRL	4.8413	72,646	(1.20%)	-	(2)	(5)	2	5	(870)	(18,159)	(36,318)	18,159	36,318
EUR	1.1054	495	(1.39%)	(7)	(124)	(247)	124	247	-	-	-	-	-
PEN	3.7102	29,817	0.62%	184	(7,454)	(14,909)	7,454	14,909	-	-	-	-	-
CAD	1.3260	1,255	(1.23%)	-	-	-	-	-	(15)	(314)	(627)	314	627
NAD	18.5470	1,590	1.52%	-	-	-	-	-	24	(397)	(795)	397	795
Interest rates
BRL - CDI - SELIC	11.65%	70,252	(69) bps	(482)	(2,046)	(4,092)	2,046	4,092	-	-	-	-	-

Loans and financings
Foreign exchange rates
BRL	4.8413	280,909	(1.20%)	-	-	-	-	-	3,365	70,227	140,454	(70,227)	(140,454)
Interest rates
BRL - CDI - SELIC	11.65%	79,122	(69) bps	542	2,304	4,609	(2,304)	(4,609)	-	-	-	-	-
USD - SOFR	5.28%	233,671	6 bps	(149)	3,085	6,170	(3,085)	(6,170)	-	-	-	-	-
IPCA - TLP	4.62%	174,971	38 bps	(665)	2,021	4,042	(2,021)	(4,042)	-	-	-	-	-
TJLP	6.53%	26,816	(2) bps	5	438	876	(438)	(876)	-	-	-	-	-

Other financial instruments
Foreign exchange rates
BRL	4.8413	(450)	(1.20%)	6	(150)	(450)	90	150	-	-	-	-	-
Interest rates
BRL - CDI - SELIC	11.65%	(450)	(69) bps	92	622	1,307	(567)	(1,086)	-	-	-	-	-
USD - SOFR	5.28%	(2,149)	6 bps	(8)	(23)	(48)	23	45	(1)	(27)	(55)	27	54
Commodities price
Zinc	2,641	(2,149)	(4.69%)	3,962	9,003	18,006	(9,003)	(18,006)	263	597	1,193	(597)	(1,193)
(ii)	Foreign exchange risk

Foreign exchange risk is managed through the Company’s Financial Risk Management Policy, which states that the objectives of derivative transactions are to reduce cash flow volatility, hedge against foreign exchange exposure and minimize currency mismatches.

Presented below are the financial assets and liabilities in foreign currencies on December 31, 2023. These mainly result from NEXA BR’s operations, for which the functional currency is the BRL.

Intercompany loans balances are fully eliminated in the consolidated financial statements. However, the related foreign exchange gain or loss is not, and is presented as foreign exchange effects.

USD amounts of foreign currency balances	2023	2022
Assets
Cash, cash equivalents and financial investments	105,802	97,397
Other Financial Instruments	29	143
Trade accounts receivables	19,885	19,132
Total Assets	125,716	116,672
Liabilities
Loans and financings	279,341	276,634
Other Financial Instruments	479	435
Trade payables	227,687	182,275
Lease liabilities	634	2,738
Use of public assets	22,733	23,263
Total Liabilities	530,874	485,345

Net exposure	(405,158)	(368,673)

(iii)	Interest rate risk

The Company's interest rate risk arises mainly from long-term loans. Loans at variable rates expose the Company to cash flow interest rate risk. Loans at fixed rates expose the Company to fair value risk associated with interest rates. For further information related to interest rates, refer to note 24.

The Company’s Financial Risk Management Policy establishes guidelines and rules to hedge against changes in interest rates that impact the Company’s cash flows. Exposure to each interest rate is projected until the maturity of the assets and liabilities exposed to this index. Occasionally the Company enters into floating to fixed interest rate swaps to manage its cash flow interest rate risk. In the case of loans and financings contracted together with swaps, the Company accounts for them under the fair value option to eliminate the accounting mismatch that would arise if amortized cost were used.

(iv)	Commodity price risk

The commodity price risk is related to the volatility in the prices of the Company's commodities. Prices fluctuate depending on demand, production capacity, inventory levels, commercial strategies adopted by large producers, and the availability of substitutes for these products in the global market.

The Company’s Financial Risk Management Policy establishes guidelines to mitigate the risk of fluctuations in commodity prices that could impact the Company's cash flows. The exposure to the price of each commodity considers the monthly production projections, inputs purchases and the maturity flows of hedges associated with them.

Commodity prices hedge transactions are classified into the following hedging strategies:

Hedges for sales of zinc at a fixed price (Customer Hedge)

The objective is to convert fixed priced sales to floating prices, observed on the London Metal Exchange (LME). The purpose of the strategy is to maintain the revenues of a business unit linked to the LME prices. These transactions usually relate to purchases of zinc for future settlement on the over-the-counter market.

Hedges for mismatches of quotational periods (Hedge Book)

The objective is to hedge quotational periods mismatches arising between the purchases of metal concentrate or processed metal and the sale of the processed metal. These transactions usually relate to purchases and sales of zinc for future trading on the over-the-counter market.

(b)	Credit risk

Trade receivables, derivative financial instruments, term deposits, bank deposit certificates ("CDBs") and government securities create exposure to credit risk with respect to the counterparties and issuers. The Company has a policy of making deposits in financial institutions that have, at least, a rating from two of the following international rating agencies: Fitch, Moody’s or Standard & Poor’s. The minimum rating required for counterparties is determined as follows:

- Onshore operations: rating "A", or equivalent, on a local scale by two rating agencies. In the case of foreign financial institutions that have a local rating by only one rating agency, it should be at least "AA-", and its headquarters should have a rating "A" minimum on a global scale.

- Offshore operations: rating "BBB-", or equivalent, on a global scale by two rating agencies.

In the case of financial institutions in Peru or in Luxembourg, local ratings from local agencies associated with rating agencies approved in the Company’s policy are accepted. In case that only a global rating is available, it will be eligible provided that it has a rating "BBB-" at least by one rating agency.

In the case of financial institutions that do not have a rating available for a specific country, it will be eligible provided that its headquarters follow the minimum ratings specified above.

The pre-settlement risk methodology is used to assess counterparty risks in derivative transactions.

This methodology consists of determining the risk associated with the likelihood (via Monte Carlo simulations) of a counterparty defaulting on the financial commitments defined by contract.

The global ratings were obtained from the rating agencies Fitch, Moody’s or Standard & Poor’s ratings and are related to commitments in foreign or local currency and, in both cases, they assess the capacity to honor these commitments, using a scale applicable on a global basis. Therefore, both ratings in foreign currency and in local currency are internationally comparable ratings.

The ratings used by the Company are always the most conservative ratings of the referred agencies.

In the case of credit risk arising from customer credit exposure, the Company assesses the credit quality of the customer, considering mainly the history of the relationship and financial indicators defining individual credit limits, which are continuously monitored.

The Company performs initial analyses of customer credit and, when deemed necessary, guarantees or letters of credit are obtained to mitigate the credit risk. Additionally, most sales to the United States of America, Europe and Asia are collateralized by letters of credit and credit insurance.

The carrying amount of the Company’s financial instruments best represents the maximum exposure to their credit risk.

The following table reflects the credit quality of issuers and counterparties for transactions involving cash and cash equivalents, financial investments and derivative financial instruments. The variations presented are mainly related to the Company's transactions in the year and not to changes in the counterparties’ ratings.

			2023			2022
	Local rating	Global rating	Total	Local rating	Global rating	Total
Cash and cash equivalents
AAA	189,582	-	189,582	191,269	-	191,269
AA	1	-	1	10,259	-	10,259
AA-	-	46,317	46,317	-	15,958	15,958
A+	-	72,315	72,315	-	117,968	117,968
A	-	66,342	66,342	-	93,117	93,117
A-	-	70,155	70,155	-	54,737	54,737
BB+	-	1	1	-	-	-
No rating (i)	76	12,470	12,546	8,451	6,067	14,518
	189,659	267,600	457,259	209,979	287,847	497,826
Financial investments
AAA	10,994	-	10,994	18,006	-	18,006
No rating (i)	64	-	64	56	-	56
	11,058	-	11,058	18,062	-	18,062
Derivative financial instruments
AAA	29	-	29	144	-	144
A+	-	978	978	-	3,061	3,061
A	-	53	53	-	-	-
A-	-	6,667	6,667	-	4,238	4,238
BBB+	-	166	166	-	-	-
	29	7,864	7,893	144	7,299	7,443

(i) Refers to subsidiaries of international financial institutions that do not have a global rating available in the international rating agencies. According to the Company's policy, for these financial institutions, the rating of the financial institution controlling entities is assumed, which must be at least BBB-.

(c)	Liquidity risk

Liquidity risk is managed through the Company's Financial Risk Management Policy, which aims to ensure the availability of funds to meet the Company’s financial obligations. The main liquidity measurement and monitoring instrument is the cash flow projection, using a minimum projection period of 12 months from the benchmark date. Financial institutions that provide the Company with financial services are within Nexa’s rating policies and in the same level of the ones provided for the Company’s credit risk.

A substantial part of the confirming payables arrangement is with one financial institution. However, there are other financial institutions that the Company has relations with that could be considered for future supplier financing transactions. If this service is not available, the entity may be required to increase its debt levels which may negatively impact its leverage ratios.

The table below shows the Company's financial obligations to be settled by the Company based on their maturity (the remaining period from the balance sheet up to the contractual maturity date). The amounts below represent the estimated undiscounted future cash flows, which include interests to be incurred and, accordingly, do not reconcile directly with the amounts presented in the consolidated balance sheet.

2023	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Over 5 years	Total
Loans and financings	232,941	181,147	1,591,705	173,436	2,179,229
Lease liabilities	4,450	5,658	441	117	10,666
Derivative financial instruments	10,343	108	42	-	10,493
Trade payables	451,603	-	-	-	451,603
Confirming payables	234,385	-	-	-	234,385
Salaries and payroll charges	68,165	-	-	-	68,165
Dividends payable	2,830	-	-	-	2,830
Related parties	1,062	2,873	-	-	3,935
Dams, asset retirement and environmental obligations	33,591	85,675	95,302	358,333	572,901
Use of public assets	1,902	3,240	3,921	17,570	26,633
	1,041,272	278,701	1,691,411	549,456	3,560,840

2022	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Over 5 years	Total
Loans and financings	136,348	391,201	981,759	704,944	2,214,252
Lease liabilities	4,105	1,410	-	-	5,515
Derivative financial instruments	9,712	215	86	5	10,018
Trade payables	413,856	12,154	-	-	426,010
Confirming payables	216,392	-	-	-	216,392
Salaries and payroll charges	79,078	-	-	-	79,078
Dividends payable	7,922	-	-	-	7,922
Related parties	487	546	-	-	1,033
Asset retirement and environmental obligations	19,360	29,625	28,868	241,258	319,111
Use of public assets	2,484	4,972	4,890	16,584	28,930
	889,744	440,123	1,015,603	962,791	3,308,261

(d)	Capital management

The Company’s objectives when managing capital are to safeguard its ability to continue as a going concern, so it can continue to provide returns for shareholders and benefits for other stakeholders; and to maintain an optimal capital structure to reduce the cost of capital.

To maintain or adjust the capital structure, the Company may adjust the dividends level paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt. The Company monitors capital mainly using the leverage ratio, calculated as net debt to Adjusted EBITDA.

Net debt and Adjusted EBITDA measures should not be considered in isolation or as a substitute for net income or operating income, as indicators of operating performance, or as alternatives to cash flow as measures of liquidity. Additionally, management’s calculation of Adjusted EBITDA may be different from the calculation used by other companies, including competitors in the mining and smelting industry, so these measures may not be comparable to those of other companies.

	Note	2023	2022	2021
Loans and financings	24 (a)	1,725,566	1,669,259	1,699,315
Derivative financial instruments	16 (a)	2,600	2,575	6,531
Lease liabilities	23 (b)	9,218	5,021	19,639
Cash and cash equivalents	15	(457,259)	(497,826)	(743,817)
Financial investments		(11,058)	(18,062)	(19,202)
Net debt (i)		1,269,067	1,160,967	962,466

Net income (loss) for the year		(289,196)	76,394	156,087
Plus (less):
Depreciation and amortization	21,22 and 23	298,393	290,937	258,711
Share in the results of associates		(23,536)	(1,885)	-
Net financial results	10	161,641	133,727	136,902
Income tax expense (benefit)	11 (a)	(4,274)	150,983	153,204
Miscellaneous adjustments	2	248,128	110,168	38,931
Adjusted EBITDA (ii)		391,156	760,324	743,835

Leverage ratio (Net debt/Adjusted EBITDA)		3.24	1.53	1.29

(i) Net debt is defined as (a) loans and financings, plus lease liabilities, plus or minus (b) the fair value of derivative financial instruments, less (c) cash and cash equivalents, less (d) financial investments.

(ii) Adjusted EBITDA for capital management calculation uses the same assumptions described in note 2 for Adjusted EBITDA by segment.